Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Pay Versus Performance Table
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2020, 2021 and 2022, and our financial performance for each such fiscal year.
With respect to “Compensation Actually Paid to PEO,” due to market fluctuations and stock volatility impacting the Company during the applicable time periods, the compensation for our PEO, Jackson Hsieh, as adjusted, was either negative or elevated as compared to compensation reported in the Summary Compensation Table. This is mainly due to the fact that a large portion (over 70%) of Jackson’s total compensation consists of performance share awards (“PSAs”) and thus the value associated with PSAs can have a significant impact on total compensation reported.
For purposes of calculating “Compensation Actually Paid,” these PSAs are calculated using year-over-year Monte Carlo valuations which incorporate stock price volatility of the Company and each of its peers, as well as other variables. The market fluctuations and stock volatility the Company experienced during the applicable fiscal year heavily impacted the Monte Carlo valuations and resulted in values that were higher or lower than the grant date fair values reported in the Summary Compensation Table in the applicable fiscal year (which are calculated on the grant date for the entire three-year performance period). In addition, “Compensation Actually Paid” takes into account the value of PSAs that actually vest in an applicable year. In 2022, the 2020 PSAs that were eligible to vest were not earned, resulting in significant value reductions to Jackson’s compensation. In 2021, PSA awards vested at the maximum performance level, resulting in a significant value increase to Jackson’s “Compensation Actually Paid.” Thus, it is important to note that the values of outstanding PSAs included in “Compensation Actually Paid” are uncertain and these awards may ultimately not vest at all, as we saw in 2022.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

					Value of Initial Fixed $100 Investment Based on:

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)(2)(3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (4)	Net Income ($ in thousands)	AFFO Per Share (5)

2022	12,721,068	(1,055,808)	2,827,896	698,536	98.59	99.67	285,516	3.56

2021	12,549,978	20,415,587	2,843,839	4,329,882	111.49	131.78	171,702	3.31

2020	8,243,447	(1,158,952)	1,988,656	1,319,950	88.03	92.00	26,708	2.95

(1)
Amounts represent compensation “actually paid” to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2022	Jackson Hsieh	Michael Hughes, Ken Heimlich, Jay Young and Rochelle Thomas

2021	Jackson Hsieh	Michael Hughes, Ken Heimlich and Jay Young

2020	Jackson Hsieh	Michael Hughes, Ken Heimlich and Jay Young

(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, and adjusted as follows:

	2020		2021		2022

Adjustments	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	$(5,543,393)	$(1,028,706)	$(8,486,236)	$(1,574,826)	$(8,972,078)	$(1,634,428)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,762,914	$883,870	$10,278,224	$1,907,373	$4,302,442	$783,768

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(2,070,864)	$(477,133)	$1,284,775	$234,696	$(4,938,693)	$(701,809)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(8,916,951)	$(194,708)	$3,453,661	$628,230	$(4,201,142)	$(585,976)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	—

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$2,365,895	$147,971	$1,335,185	$290,570	$32,595	$9,085

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—

TOTAL ADJUSTMENTS	$(9,402,399)	$(668,706)	$7,865,609	$1,486,043	($13,776,876)	$(2,129,360)

(3)
The Fair Value valuation adjustments for PSAs outlined above to calculate compensation actually paid included assumptions that differed from those used in the Company’s grant date fair value calculations. For PSAs, updated assumptions related to expected volatility of the Company, average expected volatility of the Company’s peers, and the risk-free interest rate. Expected volatility was determined using an equal weighting of implied volatility and historical volatility. The following table sets forth the assumptions used to calculate the Fair Value valuation adjustments of PSAs granted to our NEOs as outlined above:

	12/31/2019 a	12/31/2020	12/31/2021	12/31/2022
PSA
2017 One-Time Award b

Expected Volatility of Company	20.60%	—	—	—

Average Expected Volatility of Peers	19.03%	—	—	—

Risk-Free Interest Rate	1.57%	—	—	—
2018 Annual Award

Expected Volatility of Company	20.60%	—	—	—

Average Expected Volatility of Peers	19.03%	—	—	—

Risk-Free Interest Rate	1.59%	—	—	—
2018 One-Time Award c

Expected Volatility of Company	20.60%	47.80%	—	—

Average Expected Volatility of Peers	19.03%	44.66%	—	—

Risk-Free Interest Rate	1.58%	0.09%	—	—
2019 Annual Award

Expected Volatility of Company	20.60%	47.80%	—	—

Average Expected Volatility of Peers	19.03%	44.66%	—	—

Risk-Free Interest Rate	1.58%	0.10%	—	—
2020 Annual Award

Expected Volatility of Company	—	47.80%	41.60%	—

Average Expected Volatility of Peers	—	45.87%	38.95%	—

Risk-Free Interest Rate	—	0.13%	0. 39%	—
2021 Annual Award

Expected Volatility of Company	—	—	41.60%	22.30%

Average Expected Volatility of Peers	—	—	38.95%	25.86%

Risk-Free Interest Rate	—	—	0.73%	4.73%
2022 Annual Award

Expected Volatility of Company	—	—	—	22.30%

Average Expected Volatility of Peers	—	—	—	26.18%

Risk-Free Interest Rate	—	—	—	4.41%

a.	The year-end 2019 valuation data is included because it was used to calculate the valuation adjustment for the 2020 reportable year.

b.	This represents a one-time award granted to Jackson Hsieh in connection with his hiring and promotion to CEO.

c.
This represents a
one-time
award granted to Michael Hughes in connection with his hiring as CFO. Accordingly, Mr. Hughes award is excluded from the “2018 Annual Awards” section since such awards were granted to executives before Mr. Hughes joined the Company.

(4)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the NAREIT US Equity REIT Index (the “Peer Group”).

(5)	AFFO Per Share is a non-GAAP measure. Refer to Annex A for our definition of AFFO per Share and a reconciliation of AFFO to net income.

Company Selected Measure Name	AFFO Per Share
Named Executive Officers, Footnote [Text Block]	Amounts represent compensation “actually paid” to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2022	Jackson Hsieh	Michael Hughes, Ken Heimlich, Jay Young and Rochelle Thomas

2021	Jackson Hsieh	Michael Hughes, Ken Heimlich and Jay Young

2020	Jackson Hsieh	Michael Hughes, Ken Heimlich and Jay Young

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the NAREIT US Equity REIT Index (the “Peer Group”).
PEO Total Compensation Amount	$ 12,721,068	$ 12,549,978	$ 8,243,447
PEO Actually Paid Compensation Amount	$ (1,055,808)	20,415,587	(1,158,952)
Adjustment To PEO Compensation, Footnote [Text Block]

	2020		2021		2022

Adjustments	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	$(5,543,393)	$(1,028,706)	$(8,486,236)	$(1,574,826)	$(8,972,078)	$(1,634,428)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,762,914	$883,870	$10,278,224	$1,907,373	$4,302,442	$783,768

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(2,070,864)	$(477,133)	$1,284,775	$234,696	$(4,938,693)	$(701,809)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(8,916,951)	$(194,708)	$3,453,661	$628,230	$(4,201,142)	$(585,976)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	—

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$2,365,895	$147,971	$1,335,185	$290,570	$32,595	$9,085

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—

TOTAL ADJUSTMENTS	$(9,402,399)	$(668,706)	$7,865,609	$1,486,043	($13,776,876)	$(2,129,360)

Non-PEO NEO Average Total Compensation Amount	$ 2,827,896	2,843,839	1,988,656
Non-PEO NEO Average Compensation Actually Paid Amount	$ 698,536	4,329,882	1,319,950
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2020		2021		2022

Adjustments	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	$(5,543,393)	$(1,028,706)	$(8,486,236)	$(1,574,826)	$(8,972,078)	$(1,634,428)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,762,914	$883,870	$10,278,224	$1,907,373	$4,302,442	$783,768

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(2,070,864)	$(477,133)	$1,284,775	$234,696	$(4,938,693)	$(701,809)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(8,916,951)	$(194,708)	$3,453,661	$628,230	$(4,201,142)	$(585,976)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	—

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$2,365,895	$147,971	$1,335,185	$290,570	$32,595	$9,085

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—

TOTAL ADJUSTMENTS	$(9,402,399)	$(668,706)	$7,865,609	$1,486,043	($13,776,876)	$(2,129,360)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Pay Versus Performance Tabular List for fiscal year ended December 31, 2022
For the fiscal year ended December 31, 2022, we believe the following performance measures represent the most important financial performance measures used by us in 2022 to link compensation actually paid to our NEOs for fiscal year ended December 31, 2022:

•	AFFO Per Share;

•	Debt to EBITDA Leverage;

•	Capital Deployment; and

•	Relative TSR
For additional details regarding our most important financial performance measures, please see the section titled “Annual Performance Based Cash Incentive Compensation” and “LTIP Equity Based Incentives” on pages 39 through page 45 of this Proxy Statement.

Total Shareholder Return Amount	$ 98.59	111.49	88.03
Peer Group Total Shareholder Return Amount	99.67	131.78	92
Net Income (Loss)	$ 285,516,000	$ 171,702,000	$ 26,708,000
Company Selected Measure Amount	3.56	3.31	2.95
PEO Name	Jackson Hsieh
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	AFFO Per Share
Non-GAAP Measure Description [Text Block]	AFFO Per Share is a non-GAAP measure. Refer to Annex A for our definition of AFFO per Share and a reconciliation of AFFO to net income.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Debt to EBITDA Leverage
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Capital Deployment
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (13,776,876)	$ 7,865,609	$ (9,402,399)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,302,442	10,278,224	4,762,914
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,938,693)	1,284,775	(2,070,864)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,201,142)	3,453,661	(8,916,951)
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	32,595	1,335,185	2,365,895
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,972,078)	(8,486,236)	(5,543,393)
Non-PEO NEO [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,129,360)	1,486,043	(668,706)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	783,768	1,907,373	883,870
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(701,809)	234,696	(477,133)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(585,976)	628,230	(194,708)
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,085	290,570	147,971
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,634,428)	$ (1,574,826)	$ (1,028,706)